Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 828,837	$ 448,626	$ 828,837	$ 448,626	$ 799,697	$ 696,089	$ 376,163	$ 226,045
Working capital	831,000		831,000			689,000
Long-term investments-equity investments held	255,076	60,103	255,076	60,103	$ 308,330	255,535	$ 91,344	$ 59,941
Increased/decreased in other comprehensive income on assumption	26,000	$ 6,000	26,000	$ 6,000
Letter Of Credit [Member]
Disclosure of detailed information about financial instruments [line items]
Letter of guarantee supporting accounts receivable balance from the sale of cobalt	$ 7,500		$ 7,500
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Weighted average effective interest rate paid on its outstanding borrowings, percentage	0.00%	0.00%	0.00%	0.00%
Change in interest rate, percentage	1.00%	1.00%	1.00%	1.00%
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Long-term investments-equity investments held	$ 255,076		$ 255,076			255,535
Financial assets at fair value through other comprehensive income, category [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Long-term investments-equity investments held	$ 256,000		$ 256,000			$ 256,000